Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Operating leases:
Right-of-use assets - operating lease	¥ 11,404,116	$ 1,606,236	¥ 7,374,456
Current portion of operating lease liabilities	1,743,156	245,518	1,025,968
Non-current operating lease liabilities	10,070,057	$ 1,418,338	6,517,096
Total operating lease liabilities	11,813,213		7,543,064
Finance leases:
Right-of-use assets - finance lease	¥ 55,985		¥ 49,205
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Current portion of finance lease liabilities	¥ 25,311		¥ 30,609
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current	Accrued Liabilities, Current
Non-current finance lease liabilities	¥ 22,173		¥ 14,457
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total finance lease liabilities	¥ 47,484		¥ 45,066